Related party transactions - Compensation of key management personnel of the Group (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2019	Dec. 18, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Short term employee benefits	$ 5,284
Post-employment benefits	5
Share-based compensation expense	9,555
Total compensation paid to key management personnel	$ 14,844
Predecessor
Disclosure of transactions between related parties [line items]
Short term employee benefits		$ 19,783	$ 16,526	$ 13,415
Post-employment benefits		145	140	101
Share-based compensation expense		12,360	13,062	18,884
Total compensation paid to key management personnel		$ 32,288	$ 29,728	$ 32,400